Notes Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Principal [Member]
Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Beginning balance	$ 2,935,400	$ 1,748,000
Convertible notes payable issued during fiscal year	822,800	2,148,400
Notes converted into shares of common stock	(1,312,000)	(961,000)
Debt discount associated with new convertible notes
Amortization of debt discount
True-up adjustment in debt discount and derivative liability
Ending Balance	2,446,200	2,935,400
Debt Discount [Member]
Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Beginning balance	(605,211)	(630,259)
Convertible notes payable issued during fiscal year
Notes converted into shares of common stock
Debt discount associated with new convertible notes	(512,993)	(1,684,711)
Amortization of debt discount	787,216	1,709,759
True-up adjustment in debt discount and derivative liability	(37,360)
Ending Balance	(368,348)	(605,211)
Net Value [Member]
Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Beginning balance	2,330,189	1,117,741
Convertible notes payable issued during fiscal year	822,800	2,148,400
Notes converted into shares of common stock	(1,312,000)	(961,000)
Debt discount associated with new convertible notes	(512,993)	(1,684,711)
Amortization of debt discount	787,216	1,709,759
True-up adjustment in debt discount and derivative liability	(37,360)
Ending Balance	$ 2,077,852	$ 2,330,189